LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES

NOTE 13. LEASES

The Company has various lease agreements with terms up to 20 years. All the leases are classified as operating leases.

Maturity of lease liabilities under our non-cancellable operating leases as of September 30, 2023 were as follows:

Payments due by period	September 30, 2023
2023 (remaining three months)	$675,033
2024	2,593,309
2025	2,331,433
2026	1,995,684
2027	1,092,715
Thereafter	2,041,925
Total undiscounted operating lease payments	$10,730,099
Less: Imputed interest	(914,686)
Present value of operating lease liabilities	$9,815,413

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	September 30, 2023	December 31, 2022
Right of use asset	$10,055,199	$10,604,935

Operating lease liability, current	$2,321,018	$2,228,852
Operating lease liability, net of current	$7,494,395	$8,041,504

The amortization of the right-of-use asset of $625,000 and $152,000 for the three months ended September 30, 2023 and 2022, and $1,688,000 and $435,000 for nine months ended September 30, 2023 and 2022, respectively, were included in operating cash flows.

The following table provides a summary of other information related to the leases at September 30, 2023 and December 31, 2022:

Other Information	September 30, 2023	December 31, 2022
Weighted-average remaining lease term for operating leases	5 years	6 years
Weighted-average discount rate for operating leases	3.87%	3.83%

Rent expense for three months ended September 30, 2023 and 2022 was approximately $830,000 and $235,000, and approximately $2,508,000 and $653,000 for the nine months ended September 30, 2023 and 2022, respectively. It is included in operating expenses in the accompanying condensed combined carve-out statements of operations.

The components of lease expenses for the three and nine months ended September 30, 2023 and 2022 were as follows:

	Three Months Ended September 30,
	2023	2022
Operating lease cost	$586,247	$143,280
Variable lease cost	205,355	82,603
Short-term lease cost	38,637	9,041
Total rent expense	$830,239	$234,924

	Nine Months Ended September 30,
	2023	2022
Operating lease cost	$1,742,748	$408,273
Variable lease cost	650,211	217,738
Short-term lease cost	114,802	26,647
Total rent expense	$2,507,761	$652,658

The aggregate cash payments under the leasing arrangement were approximately $1,593,000 and $376,000 for the nine months ended September 30, 2023 and 2022, respectively, were included in operating cash flows.

Note 14. LEASES

The Company has various lease agreements with terms up to 20 years. All the leases are classified as operating leases.

Maturity of lease liabilities under our non-cancellable operating leases as of December 31, 2022 were as follows:

Payments due by period
2023	$2,572,637
2024	1,995,148
2025	1,688,859
2026	1,504,408
2027	1,177,509
Thereafter	2,934,186
Total undiscounted operating lease payments	$11,872,747
Less: Imputed interest	(1,602,391)
Present value of operating lease liabilities	$10,270,356

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	December 31, 2022	December 31, 2021
Right of use asset	$10,604,935	$3,423,123

Operating lease liability, current	$2,228,852	$323,056
Operating lease liability, net of current	8,041,504	2,675,495
Total operating lease liabilities	$10,270,356	$2,998,551

The amortization of the right-of-use asset of $1,043,220 and $372,454 were included in operating cash flows for the years ended December 31, 2022 and 2021, respectively.

Other information	December 31, 2022	December 31, 2021
Weighted-average remaining lease term for operating leases	6 years	10 years
Weighted-average discount rate for operating leases	3.83%	4.75%

Rent expense for the years ended December 31, 2022 and 2021 was approximately $1.4 million and $0.6 million respectively. It is included in operating expenses in the accompanying combined carve-out statements of operations.

The components of lease expenses for the year ended December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Operating lease cost	$759,207	$372,454
Variable lease cost	355,924	216,073
Short-term lease cost	284,013	-
Total rent expense	$1,399,144	$588,527

The aggregate cash payments under the leasing arrangement were approximately $953,000 and $302,000 for the years ended December 31, 2022 and 2021, respectively, and the payments were included in operating cash flows.

Mother Earth's Storehouse, Inc. [Member]
LEASES

NOTE 8 – LEASES

The Company leased store space under an operating lease at 1955 South Road in Poughkeepsie, NY. The lease was on a month-to-month basis at $14,709 per month and transferred to the assignee when the location was sold (see Note 9). The Company leased a second store space under an operating lease at 1200 Ulster Avenue, Route 9W, Kingston, NY. The lease called for an annual increase of 2% in monthly rental expense on the anniversary date in September.

MOTHER EARTH’S STOREHOUSE, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 and 2020

NOTE 8 – LEASES (Continued)

Beginning September 1, 2021, monthly lease payments were $15,923. The lease term expires on August 31, 2029 with the option to extend an additional ten years. Subsequent to the year ended December 31, 2021, the lease was assigned to the buyers when the Company was sold.

Lease expense was $188,582 and $251,074 for the years ended December 31, 2021 and 2020, respectively.

Greens Natural Foods, Inc. [Member]
LEASES

NOTE 5 – LEASES

The Company leased four retail locations in the State of New Jersey (NJ) and four in the State of New York (NY). All the leases are classified as operating leases.

Maturity of lease liabilities under our non-cancellable operating leases as of September 30, 2022 were as follows:

Payments due by period	September 30, 2022
2022 (remaining three months)	$432,127
2023	1,774,056
2024	1,232,391
2025	982,606
2026	859,607
Thereafter	1,296,758
Total undiscounted operating lease payments	$6,577,545
Less: Imputed interest	(541,441)
Present value of operating lease liabilities	$6,036,104

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	September 30, 2022
Right of use asset	$6,036,104

Operating lease liability, current	$1,661,788
Operating lease liability, net of current	$4,374,315

The following table provides a summary of other information related to the leases at September 30, 2022:

Other Information	September 30, 2022
Weighted-average remaining lease term for operating leases	5 years
Weighted-average discount rate for operating leases	1.30%

Rent expenses for three and nine months ended September 30, 2022 were approximately $0.5 million and $1.5 million, respectively. It is included in operating expenses in the accompanying condensed combined statement of operations.

The components of lease expenses for the three and nine months ended September 30, 2022:

	Three Month Ended September 30, 2022	Nine Month Ended September 30, 2022
Operating lease cost	$322,629	$964,753
Variable lease cost	77,633	267,301
Short-term lease cost	89,455	267,496
Total rent expense	$489,717	$1,499,550

The aggregate cash payments under the leasing arrangement were approximately $1.1 million for the nine months ended September 30, 2022, and was included in operating cash flows.

NOTE 6 – LEASES

The Company leased four retail locations in the State of New Jersey (NJ) and four in the State of New York (NY). The leases were as follows:

●	Dean’s Natural Food Market, Inc. leased retail space in Ocean, NJ which runs from August 16, 2021 through August 2031. The minimum monthly payments are $17,460 for the first 5 years of the lease and $18,333 for the second 5 years. The lease is a triple net lease where the Company is responsible for all operating costs for the space.

●	Dean’s Natural Food Market of Shrewsbury, Inc. leased retail space in Shrewsbury, NJ originally dated May 28, 2003 through April 2018. The lease was renewed for five years on March 30, 2018.

●	Dean’s Natural Food Market of Basking Ridge, LLC leased retail space in Basking Ridge, NJ from May 2012 through April 2018. The lease was renewed for another five-year term through April 2023 and an option to renew for two additional five-year terms. The Company may also be required to make additional rent payments related to utilities, common area charges, real estate taxes, and other governmental charges.

●	Dean’s Natural Food Market of Chester, LLC leased retail space in Chester, NJ from February 2016 through January 2026, with the option for 2 five-year renewal terms. The Company may also be required to make additional rent payments related to utilities, common area charges, real estate taxes, and other governmental charges. The landlord agreed to pay an “improvement allowance” of up to $203,359. Such allowance reduced the cost of leasehold improvements paid by the Company. Under ASC 840-20-25-6, the lease incentive should be recognized as reductions to rental expense on a straight-line basis over the term of the lease. As of December 31, 2021, the remaining unamortized incentive was $128,794.

●	The lease for the Eastchester, NY location, originally dated February 1994 through November 2003 was renewed through November 2009 and again through November 2014. In August 2014, the lease was renewed for an additional ten-year term through November 2024.

●	The lease for the Briarcliff Manor, NY location, originally dated August 20, 2003, expired September 30, 2018. The lease was renewed through September 30, 2023. The Company may be required to pay additional rent and is responsible for all general operating costs.

●	The lease for the Mount Kisco, NY location, originally dated January 30, 1997, expired October 2007 and was renewed through July 31, 2022 and again through July 31, 2027. The Company may be required to pay additional rent and is responsible for all general operating costs.

●	The lease for the Somers, NY location, dated September 20, 2018 expires five years after the Term Commencement Date, with the option to renew for an additional five years. Monthly rent payments are $10,300 for the first three years and increase 3% every other year through expiration.

●	The Ocean Store was owned by Dean Nelson prior to its acquisition by Red Oak Equity Partners, LLC in August 2021. There was no formal lease agreement because of the related party relationship.

Future minimum payments under these leases are as follows:

2022	$1,706,695
2023	1,557,868
2024	1,227,570
2025	1,005,515
2026	908,237
Thereafter	2,000,317
$8,406,202

Lease expense was $1,317,182 for the year ended December 31, 2021.